Income Taxes - Components of Current and Non-current Deferred Income Tax Assets/(Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 348	$ 394
Interest expense limitation	577	557
Deferred compensation	7	6
Deferred revenues/costs	29	31
Employee benefits	59	51
Tax credit carryforwards	113	96
Share-based payments	59	46
Accrued expenses	26	35
Other assets	52	38
Total deferred tax assets, gross	1,270	1,254
Valuation allowances	(248)	(193)
Deferred tax assets, net of valuation allowances	1,022	1,061
Intangible assets	(1,661)	(1,723)
Financial instruments	(50)	(54)
Fixed asset depreciation	(21)	(4)
Computer software	(69)	(43)
Total deferred income tax liabilities	(1,801)	(1,824)
Net deferred tax liability	(779)	(763)
Deferred income taxes, current	58	57
Deferred income taxes, non-current	(837)	(820)
Total	$ (779)	$ (763)